SUPPLEMENT DATED FEBRUARY 15, 2002 TO

PROSPECTUS DATED JANUARY 25, 2002 FOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VLI SEPARATE ACCOUNT - 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The "Maximum Premium Load" provision under the heading "Policy Expenses" on page 6 of your prospectus is amended to read:
Maximum Premium Load	7.50% for policy years 1-15 (for policy years 16 and after, the maximum premium load is guaranteed to never exceed 6.00%)